UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-06240

        Nuveen Select Quality Municipal Fund, Inc.
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            10/31

Date of reporting period:         1/31/08

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Select Quality Municipal Fund, Inc. (NQS)
	January 31, 2008
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value

	Alabama – 3.1% (2.0% of Total Investments)
$ 10,000	Lauderdale County and Florence Health Authority, Alabama, Revenue Bonds, Coffee Health Group,	7/10 at 102.00	AAA	$10,700,100
	Series 2000A, 6.000%, 7/01/29 – MBIA Insured
5,155	Phenix City Industrial Development Board, Alabama, Environmental Improvement Revenue Bonds,	5/12 at 100.00	BBB	5,261,709
	MeadWestvaco Corporation, Series 2002A, 6.350%, 5/15/35 (Alternative Minimum Tax)

15,155	Total Alabama			15,961,809

	Alaska – 0.6% (0.4% of Total Investments)
1,000	Alaska Housing Finance Corporation, General Housing Purpose Bonds, Series 2005A, 5.000%,	12/14 at 100.00	Aaa	1,020,520
	12/01/26 – FGIC Insured
2,000	Kenai Peninsula Borough, Alaska, Revenue Bonds, Central Kenai Peninsula Hospital Service Area,	8/13 at 100.00	Aaa	2,103,620
	Series 2003, 5.000%, 8/01/23 – FGIC Insured

3,000	Total Alaska			3,124,140

	Arizona – 2.2% (1.4% of Total Investments)
3,750	Salt River Project Agricultural Improvement and Power District, Arizona, Electric System	12/13 at 100.00	AAA	3,986,888
	Revenue Bonds, Series 2003, 5.000%, 12/01/18 – MBIA Insured
8,000	Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, Series 2007, 5.000%, 12/01/37	No Opt. Call	AA–	7,366,880

11,750	Total Arizona			11,353,768

	Arkansas – 1.0% (0.7% of Total Investments)
4,500	Little Rock, Arkansas, Hotel and Restaurant Gross Receipts Tax Refunding Bonds, Series 1993,	No Opt. Call	A3	5,305,185
	7.375%, 8/01/15

	California – 5.8% (3.8% of Total Investments)
	Calexico Unified School District, Imperial County, California, General Obligation Bonds,
	Series 2005B:
3,685	0.000%, 8/01/31 – FGIC Insured	No Opt. Call	Aaa	1,027,304
4,505	0.000%, 8/01/33 – FGIC Insured	No Opt. Call	Aaa	1,118,186
550	California Pollution Control Financing Authority, Remarketed Revenue Bonds, Pacific Gas and	4/11 at 102.00	AAA	583,803
	Electric Company, Series 1996A, 5.350%, 12/01/16 – MBIA Insured (Alternative Minimum Tax)
1,000	Coachella Valley Unified School District, Riverside County, California, General Obligation	No Opt. Call	Aaa	312,980
	Bonds, Series 2005A, 0.000%, 8/01/30 – FGIC Insured
	Colton Joint Unified School District, San Bernardino County, California, General Obligation
	Bonds, Series 2006C:
3,200	0.000%, 2/01/30 – FGIC Insured	2/15 at 45.69	Aaa	990,944
6,800	0.000%, 2/01/35 – FGIC Insured	2/15 at 34.85	Aaa	1,583,856
	Cupertino Union School District, Santa Clara County, California, General Obligation Bonds,
	Series 2003B:
8,100	0.000%, 8/01/24 – FGIC Insured	8/13 at 58.68	Aaa	3,511,674
11,430	0.000%, 8/01/27 – FGIC Insured	8/13 at 49.98	Aaa	4,121,429
7,000	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement	6/15 at 100.00	AAA	6,666,940
	Revenue Bonds, Residual Series 2040, 3.530%, 6/01/45 – FGIC Insured (IF)
1,045	Lake Tahoe Unified School District, El Dorado County, California, General Obligation Bonds,	No Opt. Call	Aaa	345,947
	Series 2001B, 0.000%, 8/01/31 – MBIA Insured
6,000	Placentia-Yorba Linda Unified School District, Orange County, California, Certificates of	No Opt. Call	Aaa	1,490,940
	Participation, Series 2006, 0.000%, 10/01/34 – FGIC Insured
5,000	Riverside County Asset Leasing Corporation, California, Leasehold Revenue Bonds, Riverside	No Opt. Call	AAA	2,145,950
	County Hospital Project, Series 1997, 0.000%, 6/01/25 – MBIA Insured
14,605	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Toll Road Revenue	No Opt. Call	AAA	3,185,204
	Refunding Bonds, Series 1997A, 0.000%, 1/15/35 – MBIA Insured
5,000	Santa Monica Community College District, Los Angeles County, California, General Obligation	No Opt. Call	AAA	1,920,350
	Bonds, Series 2005C, 0.000%, 8/01/26 – MBIA Insured
2,000	Yuma Community College District, California, General Obligation Bonds, Series 2007B, 0.000%,	8/17 at 45.45	AAA	507,380
	8/01/33 – AMBAC Insured

79,920	Total California			29,512,887

	Colorado – 11.6% (7.5% of Total Investments)
11,000	Colorado Department of Transportation, Revenue Anticipation Bonds, Series 2000, 6.000%,	6/10 at 100.50	AAA	11,982,190
	6/15/15 (Pre-refunded 6/15/10) – AMBAC Insured
9,250	Colorado Health Facilities Authority, Remarketed Revenue Bonds, Kaiser Permanente System,	7/08 at 101.00	AAA	9,410,118
	Series 1994A, 5.350%, 11/01/16 (ETM)
16,995	Denver City and County, Colorado, Airport System Revenue Refunding Bonds, Series 2000A,	11/10 at 100.00	AAA	17,460,491
	5.625%, 11/15/23 – AMBAC Insured (Alternative Minimum Tax)
1,500	Denver Convention Center Hotel Authority, Colorado, Senior Revenue Bonds, Convention Center	11/16 at 100.00	AAA	1,401,555
	Hotel, Series 2006, 4.625%, 12/01/30 – XLCA Insured
	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 1997B:
1,420	0.000%, 9/01/23 – MBIA Insured	No Opt. Call	AAA	627,498
8,515	0.000%, 9/01/25 – MBIA Insured	No Opt. Call	AAA	3,319,402
7,500	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2000B, 0.000%, 9/01/29 –	No Opt. Call	AAA	2,220,375
	MBIA Insured
13,000	E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series 2004B, 0.000%, 9/01/34 –	9/20 at 45.40	AAA	2,850,900
	MBIA Insured
5,000	Ebert Metropolitan District, Colorado, Limited Tax General Obligation Bonds, Series 2007,	12/17 at 100.00	AA	5,043,750
	5.350%, 12/01/37 – RAAI Insured
12,355	Northwest Parkway Public Highway Authority, Colorado, Senior Lien Revenue Bonds, Series 2001B,	6/11 at 40.52	AAA	4,579,875
	0.000%, 6/15/26 (Pre-refunded 6/15/11) – FSA Insured

86,535	Total Colorado			58,896,154

	District of Columbia – 3.2% (2.1% of Total Investments)
2,865	District of Columbia Tobacco Settlement Corporation, Tobacco Settlement Asset-Backed Bonds,	5/11 at 101.00	BBB	2,915,739
	Series 2001, 6.250%, 5/15/24
	District of Columbia, General Obligation Bonds, Series 1998B:
5,000	6.000%, 6/01/19 – MBIA Insured	No Opt. Call	AAA	6,018,850
7,265	5.250%, 6/01/26 – FSA Insured	6/08 at 101.00	AAA	7,377,971

15,130	Total District of Columbia			16,312,560

	Florida – 4.1% (2.6% of Total Investments)
	Lee County, Florida, Airport Revenue Bonds, Series 2000A:
3,075	5.875%, 10/01/18 – FSA Insured (Alternative Minimum Tax)	10/10 at 101.00	AAA	3,237,760
4,860	5.875%, 10/01/19 – FSA Insured (Alternative Minimum Tax)	10/10 at 101.00	AAA	5,117,240
9,250	Port Saint Lucie, Florida, Special Assessment Revenue Bonds, Southwest Annexation District 1B,	7/17 at 100.00	AAA	9,147,048
	Series 2007, 5.000%, 7/01/40 – MBIA Insured
3,335	South Miami Health Facilities Authority, Florida, Revenue Bonds, Baptist Health Systems of	8/17 at 100.00	AA–	3,197,098
	South Florida, Series 2007, ROLS 11151, 10.026%, 8/15/42 (IF)

20,520	Total Florida			20,699,146

	Georgia – 0.8% (0.5% of Total Investments)
3,750	Atlanta, Georgia, Airport General Revenue Bonds, Series 2000B, 5.625%, 1/01/30 – FGIC Insured	1/10 at 101.00	Aaa	3,861,975
	(Alternative Minimum Tax)

	Illinois – 13.5% (8.7% of Total Investments)
	Chicago Board of Education, Illinois, Unlimited Tax General Obligation Bonds, Dedicated Tax
	Revenues, Series 1998B-1:
3,855	0.000%, 12/01/25 – FGIC Insured	No Opt. Call	Aaa	1,597,859
2,925	0.000%, 12/01/31 – FGIC Insured	No Opt. Call	Aaa	858,546
5,865	Chicago, Illinois, General Obligation Bonds, Neighborhoods Alive 21 Program, Series 2000A,	7/10 at 101.00	AAA	6,495,429
	6.500%, 1/01/35 (Pre-refunded 7/01/10) – FGIC Insured
15,000	Chicago, Illinois, Second Lien Passenger Facility Charge Revenue Bonds, O’Hare International	1/11 at 101.00	AAA	15,137,248
	Airport, Series 2001A, 5.375%, 1/01/32 – AMBAC Insured (Alternative Minimum Tax)
	Chicago, Illinois, Second Lien Passenger Facility Charge Revenue Bonds, O’Hare International
	Airport, Series 2001C:
3,770	5.100%, 1/01/26 – AMBAC Insured (Alternative Minimum Tax)	1/11 at 101.00	AAA	3,781,499
5,460	5.250%, 1/01/32 – AMBAC Insured (Alternative Minimum Tax)	1/11 at 101.00	AAA	5,473,159
3,975	Illinois Finance Authority, Revenue Bonds, Sherman Health Systems, Series 2007A, 5.500%, 8/01/37	8/17 at 100.00	A–	3,915,097
10,000	Illinois Health Facilities Authority, Revenue Bonds, Condell Medical Center, Series 2002,	5/12 at 100.00	Baa2	10,314,600
	5.750%, 5/15/22
2,000	Illinois Health Facilities Authority, Revenue Bonds, Midwest Care Center I Inc., Series 2001,	2/11 at 102.00	Aaa	2,101,240
	5.950%, 2/20/36
8,945	Lake and McHenry Counties Community Unit School District 118, Wauconda, Illinois, General	1/15 at 74.44	Aaa	4,864,917
	Obligation Bonds, Series 2005B, 0.000%, 1/01/21 – FSA Insured
9,000	McHenry County Community Unit School District 200, Woodstock, Illinois, General Obligation	No Opt. Call	Aaa	4,363,290
	Bonds, Series 2006B, 0.000%, 1/15/23 – FGIC Insured
	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion
	Project, Series 2002A:
6,700	0.000%, 12/15/23 – MBIA Insured	No Opt. Call	AAA	3,200,121
2,920	5.000%, 12/15/28 – MBIA Insured	6/12 at 101.00	AAA	2,989,525
1,100	0.000%, 12/15/35 – MBIA Insured	No Opt. Call	AAA	275,462
7,500	Valley View Public Schools, Community Unit School District 365U of Will County, Illinois,	No Opt. Call	AAA	3,209,250
	General Obligation Bonds, Series 2005, 0.000%, 11/01/25 – MBIA Insured

89,015	Total Illinois			68,577,242

	Indiana – 3.0% (1.9% of Total Investments)
2,000	Hospital Authority of Delaware County, Indiana, Hospital Revenue Bonds, Cardinal Health	8/16 at 100.00	Baa2	1,765,480
	System, Series 2006, 5.250%, 8/01/36
2,000	Indiana Health Facility Financing Authority, Revenue Bonds, Community Foundation of Northwest	3/17 at 100.00	BBB–	1,885,320
	Indiana, Series 2007, 5.500%, 3/01/37
765	Indiana Housing Finance Authority, Single Family Mortgage Revenue Bonds, Series 2000D-3,	1/10 at 100.00	Aaa	773,469
	5.950%, 7/01/26 (Alternative Minimum Tax)
2,225	Indiana Municipal Power Agency, Power Supply Revenue Bonds, Series 2007A, 5.000%, 1/01/42 –	1/17 at 100.00	AAA	2,248,029
	MBIA Insured
7,660	St. Joseph County Hospital Authority, Indiana, Revenue Bonds, Memorial Health System, Series	2/11 at 100.00	AAA	8,366,788
	2000, 5.625%, 8/15/33 (Pre-refunded 2/15/11) – AMBAC Insured

14,650	Total Indiana			15,039,086

	Kansas – 0.8% (0.5% of Total Investments)
3,790	Kansas Department of Transportation, Highway Revenue Bonds, Series 2004A, 5.000%, 3/01/23	3/14 at 100.00	AAA	4,004,249

	Maryland – 1.6% (1.0% of Total Investments)
7,500	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Johns Hopkins	7/09 at 101.00	AA (4)	7,982,625
	University, Series 1999, 6.000%, 7/01/39 (Pre-refunded 7/01/09)

	Massachusetts – 0.2% (0.1% of Total Investments)
880	Massachusetts Educational Finance Authority, Student Loan Revenue Refunding Bonds, Series	12/09 at 101.00	N/R	908,618
	2000G, 5.700%, 12/01/11 – MBIA Insured (Alternative Minimum Tax)

	Michigan – 9.2% (6.0% of Total Investments)
6,000	Detroit, Michigan, Second Lien Sewerage Disposal System Revenue Bonds, Series 2005A, 5.000%,	7/15 at 100.00	AAA	5,995,320
	7/01/35 – MBIA Insured
10,000	Detroit, Michigan, Sewerage Disposal System Revenue Bonds, Series 1999A, 5.750%, 7/01/26	1/10 at 101.00	AAA	10,722,100
	(Pre-refunded 1/01/10) – FGIC Insured
6,475	Michigan State Hospital Finance Authority, Hospital Revenue Bonds, Ascension Health Credit	11/09 at 101.00	AAA	6,945,215
	Group, Series 1999A, 5.750%, 11/15/16 (Pre-refunded 11/15/09) – MBIA Insured
3,275	Michigan State Hospital Finance Authority, Revenue Refunding Bonds, Detroit Medical Center	2/08 at 100.00	BB–	3,277,522
	Obligated Group, Series 1993A, 6.500%, 8/15/18
6,000	Michigan Strategic Fund, Collateralized Limited Obligation Pollution Control Revenue Refunding	9/11 at 100.00	AAA	6,110,460
	Bonds, Fixed Rate Conversion, Detroit Edison Company, Series 1999C, 5.650%, 9/01/29 – XLCA
	Insured (Alternative Minimum Tax)
7,500	Michigan Strategic Fund, Limited Obligation Revenue Refunding Bonds, Detroit Edison Company,	12/12 at 100.00	AAA	7,613,775
	Series 2002C, 5.450%, 12/15/32 – XLCA Insured (Alternative Minimum Tax)
5,900	Royal Oak Hospital Finance Authority, Michigan, Hospital Revenue Bonds, William Beaumont	11/11 at 100.00	AAA	5,965,077
	Hospital, Series 2001M, 5.250%, 11/15/35 – MBIA Insured

45,150	Total Michigan			46,629,469

	Minnesota – 2.0% (1.3% of Total Investments)
7,000	Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota, Airport Revenue Bonds,	1/11 at 100.00	Aaa	7,553,490
	Series 2001A, 5.250%, 1/01/32 (Pre-refunded 1/01/11) – FGIC Insured
2,465	Minnesota Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2000C, 6.100%,	7/09 at 100.00	AA+	2,600,329
	7/01/30 (Alternative Minimum Tax)
9,465	Total Minnesota			10,153,819

	Mississippi – 0.5% (0.3% of Total Investments)
2,475	Mississippi Hospital Equipment and Facilities Authority, Revenue Bonds, Baptist Memorial	9/14 at 100.00	N/R	2,507,447
	Healthcare, Series 2004B-1, 5.000%, 9/01/24

	Missouri – 0.7% (0.4% of Total Investments)
5,000	Kansas City Municipal Assistance Corporation, Missouri, Leasehold Revenue Bonds, Series	No Opt. Call	AAA	1,821,650
	2004B-1, 0.000%, 4/15/28 – AMBAC Insured
1,500	Missouri-Illinois Metropolitan District Bi-State Development Agency, Mass Transit Sales Tax	10/13 at 100.00	AAA	1,557,795
	Appropriation Bonds, Metrolink Cross County Extension Project, Series 2002B, 5.000%, 10/01/32 –
	FSA Insured

6,500	Total Missouri			3,379,445

	Nevada – 7.3% (4.7% of Total Investments)
4,885	Clark County, Nevada, Limited Tax General Obligation Bank Bonds, Series 2000, 5.500%, 7/01/18	7/10 at 100.00	AA+ (4)	5,248,542
	(Pre-refunded 7/01/10)
7,500	Clark County, Nevada, Subordinate Lien Airport Revenue Bonds, Series 1999A, 6.000%, 7/01/29	7/10 at 101.00	AAA	8,216,700
	(Pre-refunded 7/01/10) – MBIA Insured
1,950	Director of Nevada State Department of Business and Industry, Revenue Bonds, Las Vegas	1/10 at 102.00	AAA	1,816,757
	Monorail Project, First Tier, Series 2000, 5.625%, 1/01/32 – AMBAC Insured
10,000	Reno, Nevada, Health Facilities, Revenue Bonds, Catholic Healthcare West, Series 2007A,	7/17 at 100.00	A	10,084,600
	5.250%, 7/01/31 (UB)
10,750	Truckee Meadows Water Authority, Nevada, Water Revenue Bonds, Series 2001A, 5.250%, 7/01/34	7/11 at 100.00	AAA	11,725,025
	(Pre-refunded 7/01/11) – FSA Insured

35,085	Total Nevada			37,091,624

	New Jersey – 7.1% (4.6% of Total Investments)
2,400	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Trinitas Hospital	7/10 at 101.00	BBB– (4)	2,704,368
	Obligated Group, Series 2000, 7.500%, 7/01/30 (Pre-refunded 7/01/10)
14,865	New Jersey Housing and Mortgage Finance Agency, Home Buyer Program Revenue Bonds, Series	10/10 at 100.00	AAA	15,596,505
	2000CC, 5.850%, 10/01/25 – MBIA Insured (Alternative Minimum Tax)
1,905	New Jersey Housing and Mortgage Finance Agency, Multifamily Housing Revenue Bonds, Series	5/08 at 101.50	AAA	1,935,423
	1997A, 5.550%, 5/01/27 – AMBAC Insured (Alternative Minimum Tax)
20,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2006C,	No Opt. Call	AAA	5,630,000
	0.000%, 12/15/33 – FSA Insured
7,690	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,	6/12 at 100.00	AAA	8,460,230
	Series 2002, 5.750%, 6/01/32 (Pre-refunded 6/01/12)
2,000	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,	6/17 at 100.00	BBB	1,704,100
	Series 2007-1A, 5.000%, 6/01/41

48,860	Total New Jersey			36,030,626

	New Mexico – 4.8% (3.1% of Total Investments)
8,500	Farmington, New Mexico, Pollution Control Revenue Refunding Bonds, Public Service Company of	4/08 at 100.00	BBB	8,521,335
	New Mexico – San Juan Project, Series 1997B, 5.800%, 4/01/22
	New Mexico Hospital Equipment Loan Council, Hospital Revenue Bonds, Presbyterian Healthcare
	Services, Series 2001A:
8,000	5.500%, 8/01/25 (Pre-refunded 8/01/11)	8/11 at 101.00	AA– (4)	8,855,200
6,200	5.500%, 8/01/30 (Pre-refunded 8/01/11)	8/11 at 101.00	AA– (4)	6,862,780

22,700	Total New Mexico			24,239,315

	New York – 10.9% (7.2% of Total Investments)
5,650	Dormitory Authority of the State of New York, Improvement Revenue Bonds, Mental Health	8/09 at 101.00	AAA	5,869,390
	Services Facilities, Series 1999D, 5.250%, 8/15/24 – FSA Insured
10,000	Dormitory Authority of the State of New York, New York City, Lease Revenue Bonds, Court	5/10 at 101.00	AA– (4)	10,923,100
	Facilities, Series 1999, 6.000%, 5/15/39 (Pre-refunded 5/15/10)
7,000	Metropolitan Transportation Authority, New York, State Service Contract Refunding Bonds,	7/12 at 100.00	AA–	7,256,620
	Series 2002A, 5.125%, 1/01/29
5,000	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue	6/09 at 101.00	AAA	5,142,350
	Bonds, Fiscal Series 1999B, 5.000%, 6/15/29 – FSA Insured
2,255	New York City Transit Authority, New York, Metropolitan Transportation Authority, Triborough	1/10 at 101.00	AAA	2,423,133
	Bridge and Tunnel Authority, Certificates of Participation, Series 2000A, 5.750%, 1/01/20
	(Pre-refunded 1/01/10) – AMBAC Insured
9,750	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal	5/10 at 101.00	AAA	10,650,023
	Series 2000B, 6.000%, 11/15/29 (Pre-refunded 5/15/10)
5,400	New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds, Series 79, 5.300%, 4/01/29	3/09 at 101.00	Aa1	5,493,582
	(Alternative Minimum Tax)
	New York State Urban Development Corporation, Subordinate Lien Corporate Purpose Refunding
	Bonds, Series 1996:
3,055	5.500%, 7/01/26 (Pre-refunded 7/01/08)	7/08 at 100.00	AAA	3,099,267
4,490	5.500%, 7/01/26 (Pre-refunded 7/01/08)	7/08 at 100.00	Aaa	4,555,060

52,600	Total New York			55,412,525

	North Carolina – 3.7% (2.4% of Total Investments)
18,555	North Carolina Eastern Municipal Power Agency, Power System Revenue Refunding Bonds, Series	7/08 at 100.00	Aaa	18,597,303
	1993B, 5.500%, 1/01/17 – FGIC Insured

	Ohio – 6.2% (4.0% of Total Investments)
	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue
	Bonds, Senior Lien, Series 2007A-2:
270	5.125%, 6/01/24	6/17 at 100.00	BBB	261,276
2,700	5.875%, 6/01/30	6/17 at 100.00	BBB	2,686,446
2,635	5.750%, 6/01/34	6/17 at 100.00	BBB	2,539,666
5,895	5.875%, 6/01/47	6/17 at 100.00	BBB	5,693,214
5,150	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue	6/22 at 100.00	BBB	3,739,621
	Bonds, Senior Lien, Series 2007A-3, 0.000%, 6/01/37
	Montgomery County, Ohio, Hospital Facilities Revenue Bonds, Kettering Medical Center,
	Series 1999:
5,000	6.750%, 4/01/18 (Pre-refunded 4/01/10)	4/10 at 101.00	A (4)	5,505,500
5,000	6.750%, 4/01/22 (Pre-refunded 4/01/10)	4/10 at 101.00	A (4)	5,505,500
245	Ohio Housing Finance Agency, GNMA Mortgage-Backed Securities Program Residential Mortgage	8/10 at 100.00	Aaa	257,946
	Revenue Bonds, Series 2000C, 6.050%, 3/01/32 (Alternative Minimum Tax)
4,550	Ohio State Higher Educational Facilities Commission, Revenue Bonds, University Hospitals	1/17 at 100.00	AAA	5,120,024
	Project, Residual Series 2007- 1033, 7.185%, 1/15/46 – AMBAC Insured (IF)

31,445	Total Ohio			31,309,193

	Oklahoma – 2.4% (1.6% of Total Investments)
2,235	Oklahoma Development Finance Authority, Revenue Bonds, St. John Health System, Series 2004,	2/14 at 100.00	AA–	2,271,609
	5.000%, 2/15/24
10,000	Tulsa Municipal Airport Trust, Oklahoma, Revenue Refunding Bonds, American Airlines Inc.,	12/08 at 100.00	B	9,948,400
	Series 2001B, 5.650%, 12/01/35 (Mandatory put 12/01/08) (Alternative Minimum Tax)

12,235	Total Oklahoma			12,220,009

	Pennsylvania – 0.6% (0.4% of Total Investments)
95	Delaware River Port Authority, New Jersey and Pennsylvania, Revenue Bonds, Series 1999,	1/10 at 100.00	AAA	100,631
	5.750%, 1/01/15 – FSA Insured
3,250	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 96A, 4.650%,	10/16 at 100.00	AA+	3,026,010
	10/01/31 (Alternative Minimum Tax)

3,345	Total Pennsylvania			3,126,641

	Puerto Rico – 0.5% (0.3% of Total Investments)
3,000	Puerto Rico Public Buildings Authority, Guaranteed Government Facilities Revenue Refunding	7/17 at 100.00	AAA	2,531,700
	Bonds, Series 2002D, 0.000%, 7/01/31 – AMBAC Insured

	Rhode Island – 0.3% (0.2% of Total Investments)
665	Rhode Island Housing & Mortgage Finance Corporation, Homeownership Opportunity Bond Program,	4/17 at 100.00	AA+	679,178
	2007 Series 57-B, Residual 1038, 10.590%, 10/01/32 (Alternative Minimum Tax) (IF)
1,000	Rhode Island Housing & Mortgage Finance Corporation, Homeownership Opportunity Bond Program,	4/17 at 100.00	AA+	1,056,380
	Residual Trust 1038, 10.635%, 10/01/27 (Alternative Minimum Tax) (IF)

1,665	Total Rhode Island			1,735,558

	South Carolina – 9.6% (6.2% of Total Investments)
	Greenville County School District, South Carolina, Installment Purchase Revenue Bonds,
	Series 2002:
4,500	6.000%, 12/01/21 (Pre-refunded 12/01/12)	12/12 at 101.00	AA– (4)	5,202,900
5,500	6.000%, 12/01/21 (Pre-refunded 12/01/12)	12/12 at 101.00	AA– (4)	6,359,100
3,750	Greenwood County, South Carolina, Hospital Revenue Bonds, Self Memorial Hospital, Series 2001,	10/11 at 100.00	A	3,797,438
	5.500%, 10/01/31
2,500	Lexington County Health Service District, South Carolina, Hospital Revenue Refunding and	11/13 at 100.00	A+ (4)	2,878,725
	Improvement Bonds, Series 2003, 5.750%, 11/01/28 (Pre-refunded 11/01/13)
2,825	Medical University Hospital Authority, South Carolina, FHA-Insured Mortgage Revenue Bonds,	8/14 at 100.00	AAA	2,982,268
	Series 2004A, 5.250%, 2/15/22 – MBIA Insured
21,565	Piedmont Municipal Power Agency, South Carolina, Electric Revenue Bonds, Series 2004A-2,	No Opt. Call	AAA	7,151,601
	0.000%, 1/01/30 – AMBAC Insured
1,250	South Carolina Housing Finance and Development Authority, Mortgage Revenue Bonds, Series	6/10 at 100.00	Aaa	1,267,900
	2000A-2, 6.000%, 7/01/20 – FSA Insured (Alternative Minimum Tax)
	Tobacco Settlement Revenue Management Authority, South Carolina, Tobacco Settlement
	Asset-Backed Bonds, Series 2001B:
11,530	6.000%, 5/15/22	5/11 at 101.00	BBB	11,713,558
4,000	6.375%, 5/15/28	5/11 at 101.00	BBB	4,071,400
3,000	6.375%, 5/15/30	No Opt. Call	BBB	3,042,600

60,420	Total South Carolina			48,467,490

	South Dakota – 2.1% (1.4% of Total Investments)
5,195	Sioux Falls, South Dakota, Industrial Revenue Refunding Bonds, Great Plains Hotel Corporation,	10/14 at 100.00	AAA	6,391,876
	Series 1989, 8.500%, 11/01/16 (Pre-refunded 10/15/14) (Alternative Minimum Tax)
2,325	South Dakota Education Loans Inc., Revenue Bonds, Subordinate Series 1998-1K, 5.600%, 6/01/20	6/08 at 102.00	A2	2,380,800
	(Alternative Minimum Tax)
1,750	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Sioux Valley	11/14 at 100.00	AA–	1,824,900
	Hospitals, Series 2004A, 5.500%, 11/01/31

9,270	Total South Dakota			10,597,576

	Tennessee – 6.3% (4.1% of Total Investments)
5,000	Knox County Health, Educational and Housing Facilities Board, Tennessee, Hospital Revenue	4/12 at 101.00	Ba2	5,178,600
	Bonds, Baptist Health System of East Tennessee Inc., Series 2002, 6.500%, 4/15/31
20,060	Knox County Health, Educational and Housing Facilities Board, Tennessee, Hospital Revenue	1/13 at 80.49	AAA	13,353,541
	Refunding Bonds, Covenant Health, Series 2002A, 0.000%, 1/01/17 – FSA Insured
12,500	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board,	11/09 at 101.00	AAA	13,425,750
	Tennessee, Revenue Bonds, Ascension Health Credit Group, Series 1999A, 5.875%, 11/15/28
	(Pre-refunded 11/15/09) – AMBAC Insured

37,560	Total Tennessee			31,957,891

	Texas – 15.2% (9.8% of Total Investments)
5,110	Brazos River Authority, Texas, Pollution Control Revenue Refunding Bonds, TXU Electric	4/13 at 101.00	Caa1	5,297,537
	Company, Series 1999C, 7.700%, 3/01/32 (Alternative Minimum Tax)
7,925	Brazos River Authority, Texas, Pollution Control Revenue Refunding Bonds, TXU Electric	No Opt. Call	Caa1	7,646,278
	Company, Series 2001C, 5.750%, 5/01/36 (Mandatory put 11/01/11) (Alternative Minimum Tax)
4,500	Brazos River Authority, Texas, Revenue Bonds, Reliant Energy Inc., Series 1999B, 7.750%, 12/01/18	12/08 at 102.00	BBB–	4,602,960
4,080	Central Texas Regional Mobility Authority, Travis and Williamson Counties, Toll Road Revenue	1/15 at 100.00	Aaa	4,076,818
	Bonds, Series 2005, 5.000%, 1/01/35 – FGIC Insured
5,500	Dallas Area Rapid Transit, Texas, Senior Lien Sales Tax Revenue Bonds, Series 2001, 5.000%,	12/11 at 100.00	AAA	5,998,410
	12/01/31 (Pre-refunded 12/01/11) – AMBAC Insured
2,000	Ennis Independent School District, Ellis County, Texas, General Obligation Bonds, Series 2006,	8/16 at 54.64	Aaa	694,040
	0.000%, 8/15/28
1,550	Gulf Coast Waste Disposal Authority, Texas, Waste Disposal Revenue Bonds, Valero Energy	4/11 at 101.00	BBB	1,593,090
	Corporation, Series 2001, 6.650%, 4/01/32 (Alternative Minimum Tax)
5,000	Houston Community College, Texas, Limited Tax General Obligation Bonds, Series 2003, 5.000%,	2/13 at 100.00	AAA	5,146,700
	2/15/26 – AMBAC Insured
4,590	Houston, Texas, Subordinate Lien Airport System Revenue Bonds, Series 2000A, 5.625%, 7/01/30 –	7/10 at 100.00	AAA	4,722,146
	FSA Insured (Alternative Minimum Tax)
9,000	Matagorda County Navigation District 1, Texas, Collateralized Revenue Refunding Bonds, Houston	No Opt. Call	AAA	8,611,470
	Light and Power Company, Series 1997, 5.125%, 11/01/28 – AMBAC Insured (Alternative
	Minimum Tax)
775	Panhandle Regional Housing Finance Corporation, Texas, GNMA Mortgage-Backed Securities Program	5/08 at 100.00	AAA	788,896
	Single Family Mortgage Revenue Bonds, Series 1991A, 7.500%, 5/01/24 (Alternative Minimum Tax)
2,110	Richardson Hospital Authority, Texas, Revenue Bonds, Richardson Regional Medical Center,	12/13 at 100.00	BBB	2,222,547
	Series 2004, 6.000%, 12/01/19
4,700	Sam Rayburn Municipal Power Agency, Texas, Power Supply System Revenue Refunding Bonds, Series	10/12 at 100.00	Baa2	4,884,193
	2002A, 6.000%, 10/01/21
5,500	Spring Independent School District, Harris County, Texas, Unlimited Tax Schoolhouse Bonds,	8/11 at 100.00	AAA	5,631,395
	Series 2001, 5.000%, 8/15/26
2,920	Tarrant County Cultural and Education Facilities Financing Corporation, Texas, Revenue Bonds,	11/17 at 100.00	AA–	2,706,606
	Tarrant County Health Resources, Series 2007B, Residuals 1830, 10.261%, 11/15/47 (IF)
4,520	Texas, General Obligation Bonds, Water Financial Assistance, State Participation Program,	8/09 at 100.00	Aa1	4,649,001
	Series 1999C, 5.500%, 8/01/35
	White Settlement Independent School District, Tarrant County, Texas, General Obligation Bonds,
	Series 2006:
9,110	0.000%, 8/15/36	8/15 at 33.75	AAA	1,947,354
9,110	0.000%, 8/15/41	8/15 at 25.73	AAA	1,462,064
7,110	0.000%, 8/15/45	8/15 at 20.76	AAA	909,369
2,305	Winter Garden Housing Finance Corporation, Texas, GNMA/FNMA Mortgage-Backed Securities Program	4/08 at 100.00	AAA	2,342,180
	Single Family Mortgage Revenue Bonds, Series 1994, 6.950%, 10/01/27 (Alternative Minimum Tax)
2,000	Wylie Independent School District, Taylor County, Texas, General Obligation Bonds, Series	8/15 at 57.10	AAA	786,380
	2005, 0.000%, 8/15/26

99,415	Total Texas			76,719,434

	Utah – 3.9% (2.6% of Total Investments)
3,565	Utah Associated Municipal Power Systems, Revenue Bonds, Payson Power Project, Series 2003A,	4/13 at 100.00	AAA	3,771,342
	5.000%, 4/01/24 – FSA Insured
16,050	Utah County, Utah, Hospital Revenue Bonds, IHC Health Services Inc., Series 1997, 5.250%,	2/08 at 101.00	AAA	16,246,611
	8/15/26 – MBIA Insured (ETM)

19,615	Total Utah			20,017,953

	Vermont – 2.0% (1.3% of Total Investments)
	Vermont Educational and Health Buildings Financing Agency, Revenue Bonds, Fletcher Allen
	Health Care Inc., Series 2000A:
3,720	6.125%, 12/01/15 – AMBAC Insured	12/10 at 101.00	AAA	4,079,464
4,265	6.250%, 12/01/16 – AMBAC Insured	12/10 at 101.00	AAA	4,692,737
1,395	Vermont Housing Finance Agency, Single Family Housing Bonds, Series 2000-13A, 5.950%, 11/01/25 –	11/09 at 100.00	AAA	1,412,717
	FSA Insured (Alternative Minimum Tax)

9,380	Total Vermont			10,184,918

	Washington – 3.8% (2.4% of Total Investments)
8,810	Chelan County Public Utility District 1, Washington, Hydro Consolidated System Revenue Bonds,	7/11 at 101.00	AAA	9,162,048
	Series 2001A, 5.600%, 1/01/36 – MBIA Insured (Alternative Minimum Tax)
7,225	Port of Seattle, Washington, Special Facility Revenue Bonds, Terminal 18, Series 1999B,	3/10 at 101.00	AAA	7,551,498
	6.000%, 9/01/20 – MBIA Insured (Alternative Minimum Tax)
2,500	Washington State Health Care Facilities Authority, Revenue Bonds, Northwest Hospital and	No Opt. Call	N/R	2,463,200
	Medical Center of Seattle, Series 2007, 5.700%, 12/01/32

18,535	Total Washington			19,176,746

	West Virginia – 1.0% (0.6% of Total Investments)
5,000	Mason County, West Virginia, Pollution Control Revenue Bonds, Appalachian Power Company,	10/11 at 100.00	BBB	5,033,350
	Series 2003L, 5.500%, 10/01/22

	Wisconsin – 3.0% (1.9% of Total Investments)
7,870	Badger Tobacco Asset Securitization Corporation, Wisconsin, Tobacco Settlement Asset-Backed	6/12 at 100.00	BBB	8,079,499
	Bonds, Series 2002, 6.125%, 6/01/27
5,000	Madison, Wisconsin, Industrial Development Revenue Refunding Bonds, Madison Gas and Electric	4/12 at 100.00	AA–	5,204,850
	Company Projects, Series 2002A, 5.875%, 10/01/34 (Alternative Minimum Tax)
2,100	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Wheaton Franciscan	8/13 at 100.00	A–	1,918,812
	Services Inc., Series 2003A, 5.125%, 8/15/33

14,970	Total Wisconsin			15,203,161

$ 923,340	Total Investments (cost $751,466,641) – 154.6%			783,862,637

	Floating Rate Obligations – (1.3)%			(6,665,000)

	Other Assets Less Liabilities – 1.7%			8,745,413

	Preferred Shares, at Liquidation Value – (55.0)% (5)			(279,000,000)

	Net Assets Applicable to Common Shares – 100%			$506,943,050

The Fund may invest in “zero coupon” securities. A zero coupon security does not pay a regular interest coupon to its holders during the life of the security. Tax-exempt income to the holder of the security comes from accretion of the difference between the original purchase price of the security at issuance and the par value of the security at maturity and is effectively paid at maturity. Such securities are included in the
Portfolio of Investments with a 0.000% coupon rate in their description. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically.
(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the higher of Standard & Poor‘s Group (“Standard & Poor‘s”) or Moody‘s Investor Service, Inc.
(“Moody‘s”) rating. Ratings below BBB by Standard & Poor‘s or Baa by Moody‘s are considered to be below investment grade.
The AAA ratings shown in the Portfolio of Investments reflect the AAA ratings on certain bonds that may be insured by AMBAC, FGIC, XLCA or MBIA as of January 31, 2008. Subsequent to January 31, 2008, at least one rating agency reduced the rating for AMBAC-insured bonds to AA and XLCA-insured and FGIC-insured bonds experienced further downgrades such that they no longer carry AAA ratings which had the effect of reducing the rating of many (if not all) of the bonds insured by those particular insurers. One or more rating agencies have placed each of these insurers on “negative credit watch”, which may presage one or more rating reductions for such insurer or insurers in the future. If one or more insurers’ ratings are reduced below AAA by these rating agencies, it would likely reduce the effective rating of many of the bonds insured by that insurer or insurers.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
(5)	Preferred Shares, at Liquidation Value as a percentage of total investments is (35.6)%.
N/R	Not rated.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction pursuant to the provisions of SFAS No. 140.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate transactions subject to SFAS No. 140. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At January 31, 2008, the cost of investments was $744,270,337.

Gross unrealized appreciation and gross unrealized depreciation of investments at January 31, 2008, were as follows:

Gross unrealized:
Appreciation	$39,167,224
Depreciation	(6,239,882)

Net unrealized appreciation (depreciation) of investments	$32,927,342

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Select Quality Municipal Fund, Inc.

By (Signature and Title)*          /s/ Kevin J. McCarthy
                                                    Kevin J. McCarthy
                                                    Vice President and Secretary

Date         March 31, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman
                                                   Gifford R. Zimmerman
                                                   Chief Administrative Officer (principal executive officer)

Date         March 31, 2008

By (Signature and Title)*         /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                   Vice President and Controller (principal financial officer)

Date        March 31, 2008

* Print the name and title of each signing officer under his or her signature.